Document and Entity Information	Jan. 31, 2020
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001701040
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	CISION LTD.
Entity Incorporation State Country Code	E9
Entity File Number	001-38140
Entity Address, Address Line One	130 East Randolph Street
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	(866)
Local Phone Number	639-5087
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	CISN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false